Related parties and related party transactions (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Related Party Name
The following table sets forth the major related parties which have major transactions with the Group during the years ended December 31, 2018, 2019 and 2020:

Name of related parties	Relationship with the Company
Ping An Insurance (Group) Company of China, Ltd. and its subsidiaries	Significant influence on the Group and its subsidiaries

Summary of Related Party Transactions

	Year ended December 31,
	2018	2019	2020
	RMB’000	RMB’000	RMB’000
Technology platform based income
Ping An Insurance (Group) Company of China, Ltd. and its subsidiaries	336,586	323,176	635,143

Other income
Ping An Insurance (Group) Company of China, Ltd. and its subsidiaries	409,278	700,464	1,234,616

Net interest income-Interest expense
Ping An Insurance (Group) Company of China, Ltd. and its subsidiaries	294,357	—	—

Investment income
Ping An Insurance (Group) Company of China, Ltd. and its subsidiaries	142,453	82,879	261,148

Finance costs-Interest income
Ping An Insurance (Group) Company of China, Ltd. and its subsidiaries	68,745	186,065	147,638

Finance costs-Interest expense
Ping An Insurance (Group) Company of China, Ltd. and its subsidiaries	343,084	154,264	67,468

Sales and marketing expenses, general and administrative expenses, operation and servicing expenses, and technology and analytics expenses
Ping An Insurance (Group) Company of China, Ltd. and its subsidiaries	1,877,919	2,582,797	3,090,052

Other gains/(losses) - net
Ping An Insurance (Group) Company of China, Ltd. and its subsidiaries	—	(48,054)	(499,543)

Summary of Related Party Transactions Outstanding

	As of December 31,
	2019	2020
	RMB’000	RMB’000
Cash
Ping An Insurance (Group) Company of China, Ltd. and its subsidiaries	14,600,958	14,392,047

Financial assets at fair value through profit or loss
Ping An Insurance (Group) Company of China, Ltd. and its subsidiaries	—	3,029,174

Account and other receivables and contract assets
Ping An Insurance (Group) Company of China, Ltd. and its subsidiaries	2,784,752	2,040,869

Payable to platform investors, accounts and other payables and contract liabilities, payable to investors of consolidated structured entities and other liabilities
Ping An Insurance (Group) Company of China, Ltd. and its subsidiaries	2,521,441	1,888,065

Financial assets at amortized cost
Ping An Insurance (Group) Company of China, Ltd. and its subsidiaries	6,903,263	4,159,973

Summary of Compensation of key Management Personnel
The following table sets forth the compensations paid or payable to key management for employee services:

	Year ended December 31,
	2018	2019	2020
	RMB’000	RMB’000	RMB’000
Wages and salaries	16,859	19,564	29,192
Welfare and other benefits	26,801	25,752	34,560

Including: Bonuses	20,810	19,490	28,061

Share-based payment	28,837	4,578	68,771

	72,497	49,894	132,523